Intangible Assets Other than Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS OTHER THAN GOODWILL
Summary of Intangible Assets

	Balance as of
Intangible Assets, Net	12-31-2019	12-31-2018
	ThCh$	ThCh$
Intangible Assets, Net	30,393,637	23,910,977
Easements and water rights	5,756,396	5,664,621
Computer software	24,184,746	17,792,405
Other identifiable intangible assets	452,495	453,951

	Balance as of
Intangible Assets, Gross	12-31-2019	12-31-2018
	ThCh$	ThCh$
Intangible Assets, Gross	58,469,438	48,865,559
Easements and water rights	6,246,926	6,281,675
Computer software	48,994,477	39,370,957
Other identifiable intangible assets	3,228,035	3,212,927

	Balance as of
Accumulated Amoritzation and Impairment	12-31-2019	12-31-2018
	ThCh$	ThCh$
Accumulated Amortization and Impairment	(28,075,801)	(24,954,582)
Easements and water rights	(490,530)	(617,054)
Computer software	(24,809,731)	(21,578,552)
Other identifiable intangible assets	(2,775,540)	(2,758,976)

Summary of Reconciliations of the Carrying Amounts of Intangible Assets

			Other
			Identifiable
	Easements and	Computer	Intangible	Intangible
	Water Rights	Software	Assets, Net	Assets, Net
Changes in Intangible Assets	ThCh$	ThCh$	ThCh$	ThCh$
Opening Balance as of January 1, 2019	5,664,621	17,792,405	453,951	23,910,977
Changes in identifiable intangible assets
Increases other than those from business combinations	—	9,639,650	—	9,639,650
Increase (decrease) from net foreign exchange differences, net	—	—	(61)	(61)
Amortization	—	(3,166,966)	(1,598)	(3,168,564)
Increases (decreases) from transfers and other changes	—	—	—	—
Increases (decreases) from transfers	—	—	—	—
Disposals and withdrawals from service	—	—	—	—
Disposals	—	—	—	—
Increases (decreases)	91,775	(80,343)	—	11,432
Argentine companies hyperinflation	—	—	203	203
Total changes in identifiable intangible assets	91,775	6,392,341	(1,456)	6,482,660
Closing Balance as of December 31, 2019	5,756,396	24,184,746	452,495	30,393,637

			Other
	Easements and	Computer	Identifiable	Intangible
Changes in Intangible Assets	Water Rights	Software	Assets	Assets, Net
	ThCh$	ThCh$	ThCh$	ThCh$
Opening Balance as of January 1, 2018	6,338,591	9,242,490	3,026,892	18,607,973
Changes in identifiable intangible assets
Increases other than those from business combinations	2,721	11,231,076	—	11,233,797
Increase (decrease) from net foreign exchange differences, net	—	(143)	—	(143)
Amortization	—	(6,255,236)	(2,130)	(6,257,366)
Increases (decreases) from transfers and other changes	—	2,571,157	(2,571,157)	—
Increases (decreases) from transfers	—	2,571,157	(2,571,157)	—
Disposals and withdrawals from service	(509,981)	—	—	(509,981)
Disposals (*)	(509,981)	—	—	(509,981)
Increases (decreases)	(166,710)	1,003,061	—	836,351
Argentine companies hyperinflation	—	—	346	346
Total changes in identifiable intangible assets	(673,970)	8,549,915	(2,572,941)	5,303,004
Closing Balance as of December 31, 2018	5,664,621	17,792,405	453,951	23,910,977